INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Investment income	$49	$24	$74	$47
Fee revenue	59	50	119	113
Dividend income	48	2	59	36
Interest income and other	9	10	19	20
Other	15	0	15	—
Total investment and other revenue	$180	$86	$286	$216